SHARE CAPITAL - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 € / shares shares	Dec. 31, 2020 USD ($) shares	Oct. 31, 2020 $ / shares shares	Jun. 30, 2020 USD ($) shares	Feb. 29, 2020 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 € / shares shares	Nov. 30, 2022 USD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Unregistered ordinary shares issued (in shares)							720,558
Consideration transferred, acquisition-date fair value | $							$ 7,392
Number of share warrants exercised (in shares)							1,907,377
Warrants exchanged for options (in shares)							3,042
Shares issued and sold (in shares)			985,610			164,269			985,610
Cash proceeds from issue of ordinary shares | $			$ 3,000			$ 500
Exercised (in shares)					115,000				115,000
Liability-classified warrant | $					$ 124
Number of warrants issued (in shares)				985,610
Warrants exercise price per share (in usd per share) | (per share)	$ 3.65	€ 3.01		$ 3.04					€ 3.01
Stock repurchase program, authorized amount | $										$ 10,000
Issue of ordinary shares (in shares)							2,663,919		1,264,879
Treasury stock acquired, average cost per share (in usd per share) | $ / shares							$ 8.98
Purchase of treasury shares | $							$ 348
Treasury shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue of ordinary shares (in shares)							38,708
Purchase of treasury shares | $							$ 348
Initial Public Offering
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued and sold (in shares)	5,250,000	5,250,000
Cash proceeds from issue of ordinary shares | $	$ 42,000
Payments for share issue costs | $	$ 6,090
Issue of ordinary shares (in shares)								5,250,000
Restricted shares expense
Disclosure Of Classes Of Share Capital [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)							32,942
Fair value, other equity instruments granted | $							$ 227
Restricted shares expense | Non-executive Directors
Disclosure Of Classes Of Share Capital [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)							32,942